Share-based compensation - Assumptions used to estimate fair value of share options (Details)	12 Months Ended
	Dec. 31, 2025 Y $ / shares	Dec. 31, 2024 Y $ / shares	Dec. 31, 2023 Y $ / shares
Share based compensation
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years) | Y	10	10	10
Weighted average share price	$ 20.97	$ 17.73	$ 15.15
Minimum
Share based compensation
Fair value of ordinary shares (US$)	$ 18.28	$ 15.8	$ 12
Expected volatility	50.10%	50.87%	41.36%
Risk-free interest rate (per annum)	4.03%	3.73%	3.48%
Maximum
Share based compensation
Fair value of ordinary shares (US$)	$ 26	$ 18.76	$ 15.2
Expected volatility	50.90%	52.13%	41.70%
Risk-free interest rate (per annum)	4.58%	4.48%	4.59%